RULE 24f-2 NOTICE

                                    For

                   DEAN WITTER EUROPEAN GROWTH FUND INC.

                      (File No. 811-6044 and 33-33530)


Fiscal Year for Which Notice is filed             10/31/95

Unsold balance at beginning of fiscal year
 of shares of common stock previously
 registered under Securities Act of 1933            INAP

Number of shares registered during fiscal
     year                                           INAP

Number of shares sold during fiscal year          15,721,888.69
      pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during           $209,149,980
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed          $217,523,439
     during fiscal year

(3)  Purchase price of shares previously            $ 0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                     $217,523,439


(5)  Item (1) less item (4)                     $ (8,373,459)


(6)  Amount of filing fee                           $ 0



                         By   /s/ Sheldon Curtis
                                  Sheldon Curtis
                              Vice President and General Counsel

Dated:  December 14, 1995